IMPAIRMENT OF ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	$ 1,623,000	$ 8,093,000
Reversal of impairment recognized	190,000	1,031,000
TaraTape Closure | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0	$ 1,200,000
Individual assets or cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	0
Reversal of impairment recognized	$ 0